Loss per share -Schedule of Potentially Dilutive Securities (Details) - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [line items]
Potentially dilutive securities	17,342,313	13,833,733
Equity Incentive Plan 2019 - Share Options
Earnings per share [line items]
Potentially dilutive securities	11,293,279	8,066,461
Equity Incentive Plan 2019 - RSUs
Earnings per share [line items]
Potentially dilutive securities	1,108,899	1,354,432
Conversion of the principal amount of convertible loans into the Company’s common shares
Earnings per share [line items]
Potentially dilutive securities	0	4,412,840
Outstanding Warrants
Earnings per share [line items]
Potentially dilutive securities	4,940,135	0